Condensed Consolidated Statements of Operations (unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statements of Operations [Abstract]
Revenue	$ 320,693	$ 187,402	$ 419,050	$ 454,180	$ 847,257	$ 959,388
Operating Expenses:
Production expenses	140,791	38,581	181,730	98,651	268,083	235,845
Depletion, depreciation and amortization	24,188	39,616	41,707	105,933	150,101	484,853
General and administrative	2,887,788	516,964	3,666,396	973,299	4,406,937	5,461,053
Impairment of oil and gas assets					753,865	1,059,297
Loss on abandonment of oil and gas assets	318,800		318,800			455,815
Total Operating Expenses	3,371,567	595,161	4,208,633	1,177,883	5,578,986	7,696,863
Loss From Operations	(3,050,874)	(407,759)	(3,789,583)	(723,703)	(4,731,729)	(6,737,475)
Other Income and (Expense):
Interest income	8,071		8,071		25	700
Interest expense	(1,762,649)	(584,363)	(2,087,675)	(845,006)	(1,318,051)	(675,001)
Change in fair value - derivative liabilities	17,322	9,025	(72,094)	11,245	516,880	(258,848)
Warrant amendment expense			(14,755)
Gain on sale of oil and gas interests			450,000		275,000
Gain (loss) on settlement of liabilities	84,600		83,600
Other income	82		39,257	12,960	12,960
Total Other Income and (Expense)	(1,652,574)	(575,338)	(1,593,596)	(820,801)	(513,186)	(933,149)
Net loss	$ (4,703,448)	$ (983,097)	$ (5,383,179)	$ (1,544,504)	$ (5,244,915)	$ (7,670,624)
Net Loss Per Common Share - Basic and Diluted	$ (0.1)	$ (0.02)	$ (0.11)	$ (0.03)	$ (0.12)	$ (0.22)
Weighted Average Number of Common Shares Outstanding -Basic and Diluted	48,612,651	44,436,222	47,953,674	44,376,941	44,787,051	34,741,473